UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04604

CREDIT SUISSE CAPITAL FUNDS
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Credit Suisse Capital Funds Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2009 to October 31, 2010

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2010

■  CREDIT SUISSE
  LARGE CAP BLEND II FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.25% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2010; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Large Cap Blend II Fund
Annual Investment Adviser's Report
October 31, 2010 (unaudited)

December 1, 2010

Dear Shareholder:

Performance Summary
11/01/09 – 10/31/10

Fund and Benchmarks	Performance
Common Class[1]	24.81%
Class A1,2	24.84%
Class B1,2	23.85%
Class C1,2	23.94%
Standard & Poor's 500 Index[3]	16.52%
Standard & Poor's SmallCap 600 Index[4]	26.27%

Performance shown for the Fund's Class A, Class B and Class C Shares does not reflect sales charges, which are a maximum of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: A light at the end of a challenging period

The 12-month period ended October 31, 2010, was a challenging one for investors. Global macroeconomic issues including mixed economic data, high unemployment rates, and tepid housing recoveries in developed markets fed concerns of a double-dip recession. Additionally, as asset class correlations increased, currency and commodity markets were leading indicators for the equity and fixed income markets. Although these challenges created volatile equity markets, U.S. stocks finished the period on a high note with the S&P 500 Index, the Fund's new benchmark, returning 16.52%. The Dow Jones Industrial Average closed the period up 17.61% and the S&P 600 Small Cap Index, the Fund's previous benchmark, increased by 26.27%.

Equity markets reacted strongly to macroeconomic developments throughout the first ten months of 2010. In late spring, the much anticipated equity market recovery was halted as China's growth prospects dimmed and sovereign debt worries appeared in Europe. Through the summer months, equity markets were largely range bound, with alternating positive and negative months. Recently, emerging market economies, spurred by encouraging Chinese economic data, have proven ready and able to supply the world's growth once again.

Although global markets have been pricing in a seemingly benign inflationary environment, the Federal Reserve has become concerned about deflation. Following the Federal Open Market Committee meeting in late September, Fed Chairman Ben Bernanke cited deflation containment as the Fed's top priority. The comment ignited investor optimism while confirming the Forex market's message to investors to take more risk. As market participants anticipated the

Credit Suisse Large Cap Blend II Fund
Annual Investment Adviser's Report (continued)
October 31, 2010 (unaudited)

imminence of further quantitative easing measures, U.S. Dollar-denominated assets rallied and commodity and equity prices benefited, while Treasury and corporate debt prices remained elevated.

Strategic Review and Outlook: Optimism on future economic growth

On July 27, 2010, the Fund changed its investment strategy to a "large cap blend" strategy whereby the Fund invests at least 80% of its assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with large market capitalizations. Under the new investment strategy, the portfolio managers apply the proprietary quantitative models to companies that are represented in the S&P 500 Index, as well as other companies with similar attributes and capitalizations to the companies in the S&P 500 Index. As a result, the Fund's benchmark has changed to the S&P 500 Index. For more information, please see the supplement to the prospectus dated May 3, 2010.

As a result of these changes, the performance of the Fund compared to its current benchmark, the S&P 500, is skewed. For the 12-month period ended October 31, 2010, the Fund outperformed its current benchmark as the small cap industry outshined the large cap market for the period. Our discussion of the Fund's performance during the period is based on the Fund's small cap strategy through July 26, 2010 and its current strategy from July 27, 2010 through the end of the period.

Information technology, one of the Fund's largest overweights, was the best performing sector for the period and contributed positively to performance. Additionally, industrials and materials also contributed to performance due to stock and sector selection. Conversely, consumer discretionary, consumer staples, energy and financials all detracted from performance due to stock selection.

While we expect fundamentals to play an increasingly strong role as economic conditions continue to normalize, the importance of global macroeconomic developments should not be underestimated. Some of the efforts to aid economic recoveries in the developed world include exceptionally low interest rates, quantitative easing, and direct intervention in currency markets. Although the exact implications of these efforts are unclear, these actions increase the odds of greater than expected inflation over time. Investors continue to question the utility of holding cash in fiat currencies, which are subject to low interest rates and increasing supply levels — especially in light of recent and anticipated changes to trade policy and foreign exchange.

Looking forward, investors will most likely contend with a mixed economic landscape. Inflation appears nonexistent, deflation is widely expected to induce further economic stimulus, and growth prospects seem to have reemerged in

Credit Suisse Large Cap Blend II Fund
Annual Investment Adviser's Report (continued)
October 31, 2010 (unaudited)

China. Together, these may lead to further economic growth in developing economies and lend credence to the calls for Yuan appreciation relative to the U.S. Dollar. In an environment where China continues to yearn for evermore commodities and the Federal Reserve is willing to intervene on the market's behalf — equity markets in both developed and emerging market economies may likely appreciate.

Effective May 3, 2010, Mika Toikka has joined the Credit Suisse Quantitative Equities Group and serves as the lead manager of the Fund.

Credit Suisse Quantitative Equities Group

Mika Toikka
Timothy Schwider

The value of investments generally will fluctuate in response to market movements.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

Credit Suisse Large Cap Blend II Fund
Annual Investment Adviser's Report (continued)
October 31, 2010 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Large Cap Blend II Fund1 Common Class shares,
S&P 500 Index3 and the S&P SmallCap 600® Index4 for Ten Years.

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Large Cap Blend II Fund1 Class A shares2, Class B shares2, Class C Shares2, S&P 500 Index3 and the S&P SmallCap 600®
Index4 for Ten Years.

Credit Suisse Large Cap Blend II Fund
Annual Investment Adviser's Report (continued)
October 31, 2010 (unaudited)

Average Annual Returns as of September 30, 20101

	1 Year	5 Years	10 Years
Common Class	12.94%	(1.44)%	5.78%
Class A Without Sales Charge	13.10%	(1.42)%	5.79%
Class A With Maximum Sales Charge	6.60%	(2.58)%	5.17%
Class B Without CDSC	12.29%	(2.14)%	5.00%
Class B With CDSC	8.29%	(2.14)%	5.00%
Class C Without CDSC	12.29%	(2.17)%	5.00%
Class C With CDSC	11.29%	(2.17)%	5.00%

Average Annual Returns as of October 31, 20101

	1 Year	5 Years	10 Years
Common Class	24.81%	0.09%	6.05%
Class A Without Sales Charge	24.84%	0.11%	6.06%
Class A With Maximum Sales Charge	17.69%	(1.07)%	5.43%
Class B Without CDSC	23.85%	(0.65)%	5.26%
Class B With CDSC	19.85%	(0.65)%	5.26%
Class C Without CDSC	23.94%	(0.65)%	5.27%
Class C With CDSC	22.94%	(0.65)%	5.27%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 1.67% for Common Class shares, 1.67% for Class A shares, 2.43% for Class B shares and 2.42% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.55% for Common Class shares, 1.55% for Class A shares, 2.30% for Class B shares and 2.30% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was 17.69%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was 19.85%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 22.94%.

3  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors cannot invest directly in an index.

4  The Standard & Poor's SmallCap 600® Index is an unmanaged market weighted index of 600 U.S. stocks selected on the basis of capitalization, liquidity and industry group representation. It is a registered trademark of The McGraw-Hill Companies, Inc. Investors cannot invest directly in an index.

Credit Suisse Large Cap Blend II Fund
Annual Investment Adviser's Report (continued)
October 31, 2010 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2010.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Large Cap Blend II Fund
Annual Investment Adviser's Report (continued)
October 31, 2010 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended October 31, 2010

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 5/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/10	$991.30	$991.40	$987.00	$988.00
Expenses Paid per $1,000*	$7.78	$7.78	$11.52	$11.52
Hypothetical 5% Fund Return
Beginning Account Value 5/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/10	$1,017.39	$1,017.39	$1,013.61	$1,013.61
Expenses Paid per $1,000*	$7.88	$7.88	$11.67	$11.67
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.55%	1.55%	2.30%	2.30%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Large Cap Blend II Fund
Annual Investment Adviser's Report (continued)
October 31, 2010 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Large Cap Blend II Fund
Schedule of Investments
October 31, 2010

	Number of Shares	Value
COMMON STOCKS (99.5%)
Aerospace & Defense (1.2%)
General Dynamics Corp.	800	$54,496
Honeywell International, Inc.	1,500	70,665
L-3 Communications Holdings, Inc.	300	21,657
Lockheed Martin Corp.	700	49,903
Northrop Grumman Corp.	700	44,247
Precision Castparts Corp.	300	40,974
Raytheon Co.	800	36,864
Rockwell Collins, Inc.	400	24,204
The Boeing Co.	1,500	105,960
United Technologies Corp.	7,700	575,729
		1,024,699
Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	400	28,192
Expeditors International of Washington, Inc.	500	24,680
FedEx Corp.	600	52,632
United Parcel Service, Inc. Class B	2,000	134,680
		240,184
Airlines (0.1%)
Southwest Airlines Co.	4,600	63,296
Auto Components (0.6%)
Autoliv, Inc.§	2,700	192,510
Johnson Controls, Inc.	4,300	151,016
TRW Automotive Holdings Corp.*§	4,300	196,467
		539,993
Automobiles (1.5%)
Ford Motor Co.*§	90,600	1,280,178
Beverages (3.3%)
Brown-Forman Corp. Class B§	900	54,729
Dr. Pepper Snapple Group, Inc.	61,400	2,244,170
PepsiCo, Inc.	3,000	195,900
The Coca-Cola Co.	4,900	300,468
		2,795,267
Biotechnology (1.6%)
Amgen, Inc.*	8,100	463,239
Biogen Idec, Inc.*	2,000	125,420
Celgene Corp.*	3,900	242,073
Cephalon, Inc.*§	700	46,508
Genzyme Corp.*	2,200	158,686
Gilead Sciences, Inc.*	7,500	297,525
		1,333,451

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Schedule of Investments (continued)
October 31, 2010

	Number of Shares	Value
COMMON STOCKS
Capital Markets (3.8%)
Ameriprise Financial, Inc.	40,750	$2,106,367
Franklin Resources, Inc.	400	45,880
Invesco, Ltd.	1,000	23,000
Morgan Stanley	7,100	176,577
Northern Trust Corp.	500	24,815
State Street Corp.	1,100	45,936
T. Rowe Price Group, Inc.	800	44,216
The Bank of New York Mellon Corp.	2,500	62,650
The Goldman Sachs Group, Inc.	4,200	675,990
		3,205,431
Chemicals (2.4%)
Air Products & Chemicals, Inc.	600	50,982
E.I. Du Pont de Nemours & Co.	5,700	269,496
Eastman Chemical Co.	500	39,285
Ecolab, Inc.	500	24,660
Lubrizol Corp.	9,516	975,295
Monsanto Co.	1,000	59,420
PPG Industries, Inc.	6,000	460,200
Praxair, Inc.	700	63,938
The Dow Chemical Co.	2,800	86,324
		2,029,600
Commercial Banks (0.7%)
BB&T Corp.	1,900	44,479
Fifth Third Bancorp	2,300	28,888
M&T Bank Corp.§	600	44,850
PNC Financial Services Group, Inc.	1,100	59,290
SunTrust Banks, Inc.§	1,100	27,522
U.S. Bancorp	4,100	99,138
Wells Fargo & Co.	10,400	271,232
		575,399
Commercial Services & Supplies (0.1%)
Republic Services, Inc.	700	20,867
Waste Management, Inc.§	1,000	35,720
		56,587
Communications Equipment (1.4%)
Cisco Systems, Inc.*	24,300	554,769
Juniper Networks, Inc.*	1,100	35,629
Motorola, Inc.*	4,900	39,935
QUALCOMM, Inc.	12,500	564,125
		1,194,458

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Schedule of Investments (continued)
October 31, 2010

	Number of Shares	Value
COMMON STOCKS
Computers & Peripherals (4.3%)
Apple, Inc.*	8,600	$2,587,482
Dell, Inc.*	3,600	51,768
EMC Corp.*	16,100	338,261
Hewlett-Packard Co.	5,000	210,300
NetApp, Inc.*	800	42,600
SanDisk Corp.*	4,400	165,352
Western Digital Corp.*	8,800	281,776
		3,677,539
Consumer Finance (3.2%)
American Express Co.	7,600	315,096
Capital One Financial Corp.	66,000	2,459,820
		2,774,916
Containers & Packaging (0.1%)
Ball Corp.	700	45,052
Pactiv Corp.*	700	23,226
		68,278
Diversified Financial Services (3.4%)
Bank of America Corp.	22,200	253,968
Citigroup, Inc.*	193,600	807,312
CME Group, Inc.	200	57,930
IntercontinentalExchange, Inc.*	300	34,461
JPMorgan Chase & Co.	42,000	1,580,460
Moody's Corp.	5,000	135,300
		2,869,431
Diversified Telecommunication Services (5.8%)
AT&T, Inc.	140,700	4,009,950
CenturyTel, Inc.§	700	28,966
Qwest Communications International, Inc.§	9,500	62,700
Verizon Communications, Inc.	26,900	873,443
		4,975,059
Electric Utilities (0.5%)
American Electric Power Co., Inc.	1,100	41,184
Duke Energy Corp.	2,800	50,988
Edison International	600	22,140
Entergy Corp.	400	29,812
Exelon Corp.	1,400	57,148
FirstEnergy Corp.§	700	25,424
NextEra Energy, Inc.	1,000	55,040
PPL Corp.	1,200	32,280
Progress Energy, Inc.	700	31,500
Southern Co.	1,800	68,166
		413,682

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Schedule of Investments (continued)
October 31, 2010

	Number of Shares	Value
COMMON STOCKS
Electrical Equipment (0.1%)
Emerson Electric Co.	1,800	$98,820
Rockwell Automation, Inc.	400	24,948
		123,768
Electronic Equipment, Instruments & Components (0.1%)
Agilent Technologies, Inc.*	1,100	38,280
Amphenol Corp. Class A	400	20,052
Corning, Inc.	3,100	56,668
		115,000
Energy Equipment & Services (0.5%)
Baker Hughes, Inc.	900	41,697
Cameron International Corp.*	600	26,250
Diamond Offshore Drilling, Inc.§	500	33,080
FMC Technologies, Inc.*	300	21,630
Halliburton Co.	2,100	66,906
National-Oilwell Varco, Inc.	900	48,384
Schlumberger, Ltd.	2,857	199,676
		437,623
Food & Staples Retailing (0.6%)
Costco Wholesale Corp.	1,000	62,770
CVS Caremark Corp.	2,800	84,336
Sysco Corp.	1,400	41,244
The Kroger Co.	1,400	30,800
Wal-Mart Stores, Inc.	4,200	227,514
Walgreen Co.	2,200	74,536
		521,200
Food Products (1.4%)
Archer-Daniels-Midland Co.	1,500	49,980
ConAgra Foods, Inc.§	3,600	80,964
General Mills, Inc.	1,500	56,310
H.J. Heinz Co.§	700	34,377
Kellogg Co.	700	35,182
Kraft Foods, Inc. Class A	3,500	112,945
Mead Johnson Nutrition Co.	488	28,704
Sara Lee Corp.	4,200	60,186
Tyson Foods, Inc. Class A	47,181	733,665
		1,192,313
Health Care Equipment & Supplies (1.4%)
Baxter International, Inc.	1,200	61,080
Becton, Dickinson and Co.	500	37,760
Hospira, Inc.*	15,202	904,215
Intuitive Surgical, Inc.*	100	26,295
Medtronic, Inc.	2,200	77,462
St. Jude Medical, Inc.*	800	30,640
Stryker Corp.	500	24,745
Zimmer Holdings, Inc.*	500	23,720
		1,185,917

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Schedule of Investments (continued)
October 31, 2010

	Number of Shares	Value
COMMON STOCKS
Health Care Providers & Services (4.3%)
Aetna, Inc.	900	$26,874
CIGNA Corp.	600	21,114
Express Scripts, Inc.*	8,700	422,124
Humana, Inc.*	17,300	1,008,417
Laboratory Corp. of America Holdings*§	300	24,396
McKesson Corp.	600	39,588
Medco Health Solutions, Inc.*	1,000	52,530
Quest Diagnostics, Inc.	600	29,484
UnitedHealth Group, Inc.	55,600	2,004,380
WellPoint, Inc.*	800	43,472
		3,672,379
Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.	1,100	47,487
Marriott International, Inc. Class A	700	25,935
McDonald's Corp.	2,200	171,094
Starbucks Corp.	1,600	45,568
Starwood Hotels & Resorts Worldwide, Inc.	500	27,070
Yum! Brands, Inc.	1,000	49,560
		366,714
Household Durables (1.0%)
Whirlpool Corp.	11,800	894,794
Household Products (0.6%)
Clorox Co.	500	33,275
Colgate-Palmolive Co.	1,100	84,832
Kimberly-Clark Corp.	900	57,006
The Procter & Gamble Co.	5,900	375,063
		550,176
Independent Power Producers & Energy Traders (2.9%)
Constellation Energy Group, Inc.	80,600	2,437,344
Industrial Conglomerates (1.7%)
3M Co.	2,600	218,972
General Electric Co.	66,300	1,062,126
Tyco International, Ltd.	4,200	160,776
		1,441,874
Insurance (5.8%)
ACE, Ltd.	800	47,536
Aflac, Inc.	3,900	217,971
American International Group, Inc.*§	1,100	46,211
AON Corp.	600	23,850
Berkshire Hathaway, Inc. Class B*	45,228	3,598,340
Chubb Corp.	1,600	92,832
Hartford Financial Services Group, Inc.	1,200	28,776
Lincoln National Corp.	800	19,584
Loews Corp.	800	31,584

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Schedule of Investments (continued)
October 31, 2010

	Number of Shares	Value
COMMON STOCKS
Insurance
Marsh & McLennan Cos., Inc.	1,600	$39,968
MetLife, Inc.	1,900	76,627
Principal Financial Group, Inc.	800	21,472
Prudential Financial, Inc.	3,400	178,772
The Allstate Corp.	1,100	33,539
The Progressive Corp.	1,300	27,508
The Travelers Cos., Inc.	8,100	447,120
		4,931,690
Internet & Catalog Retail (2.9%)
Amazon.com, Inc.*	7,600	1,255,064
Expedia, Inc.§	1,800	52,110
priceline.com, Inc.*	3,100	1,168,111
		2,475,285
Internet Software & Services (2.9%)
eBay, Inc.*	2,400	71,544
Google, Inc. Class A*	3,800	2,329,362
Yahoo!, Inc.*	2,700	44,577
		2,445,483
IT Services (1.1%)
Automatic Data Processing, Inc.	1,300	57,746
Cognizant Technology Solutions Corp. Class A*	800	52,152
Fiserv, Inc.*	400	21,808
International Business Machines Corp.	2,700	387,720
Mastercard, Inc. Class A	200	48,012
Paychex, Inc.§	800	22,160
The Western Union Co.	1,400	24,640
Visa, Inc. Class A	4,200	328,314
		942,552
Leisure Equipment & Products (0.0%)
Hasbro, Inc.	500	23,125
Life Sciences Tools & Services (0.1%)
Life Technologies Corp.*	1,500	75,270
Thermo Fisher Scientific, Inc.*	900	46,278
		121,548
Machinery (0.6%)
Caterpillar, Inc.	2,100	165,060
Cummins, Inc.	400	35,240
Danaher Corp.	1,100	47,696
Deere & Co.	900	69,120
Eaton Corp.	700	62,181
Illinois Tool Works, Inc.	1,100	50,270
PACCAR, Inc.	800	41,008
Parker Hannifin Corp.	400	30,620
		501,195

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Schedule of Investments (continued)
October 31, 2010

	Number of Shares	Value
COMMON STOCKS
Media (4.2%)
CBS Corp. Class B	4,200	$71,106
Comcast Corp. Class A	5,500	113,190
DIRECTV Class A*	2,000	86,920
Discovery Communications, Inc. Class A*§	700	31,227
News Corp. Class A	197,500	2,855,850
Omnicom Group, Inc.	2,400	105,504
The McGraw-Hill Cos., Inc.	700	26,355
The Walt Disney Co.	4,400	158,884
Time Warner Cable, Inc.	800	46,296
Time Warner, Inc.	2,300	74,773
Viacom, Inc. Class B	1,300	50,167
		3,620,272
Metals & Mining (2.5%)
Alcoa, Inc.	2,400	31,512
Freeport-McMoRan Copper & Gold, Inc.	8,300	785,844
Newmont Mining Corp.	20,300	1,235,661
Nucor Corp.	700	26,754
United States Steel Corp.§	1,200	51,348
		2,131,119
Multi-Utilities (0.4%)
CMS Energy Corp.§	1,100	20,218
Consolidated Edison, Inc.	700	34,804
Dominion Resources, Inc.	1,500	65,190
DTE Energy Co.	1,100	51,436
PG&E Corp.	900	43,038
Public Service Enterprise Group, Inc.	1,100	35,585
Sempra Energy	600	32,088
Xcel Energy, Inc.§	1,200	28,632
		310,991
Multiline Retail (0.2%)
Kohl's Corp.*	700	35,840
Macy's, Inc.	1,000	23,640
Sears Holdings Corp.*§	400	28,792
Target Corp.	1,600	83,104
		171,376
Office Electronics (0.1%)
Xerox Corp.	4,700	54,990
Oil, Gas & Consumable Fuels (11.3%)
Anadarko Petroleum Corp.	1,100	67,727
Apache Corp.	800	80,816
Chesapeake Energy Corp.	1,800	39,060
Chevron Corp.	47,600	3,932,236
ConocoPhillips	54,700	3,249,180
Devon Energy Corp.	900	58,518
El Paso Corp.	1,700	22,542

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Schedule of Investments (continued)
October 31, 2010

	Number of Shares	Value
COMMON STOCKS
Oil, Gas & Consumable Fuels
EOG Resources, Inc.	600	$57,432
Exxon Mobil Corp.	21,400	1,422,458
Hess Corp.	1,400	88,242
Marathon Oil Corp.	4,500	160,065
Murphy Oil Corp.	500	32,580
Noble Energy, Inc.	400	32,592
Occidental Petroleum Corp.	2,200	172,986
Peabody Energy Corp.	600	31,740
Southwestern Energy Co.*	700	23,695
Spectra Energy Corp.	1,500	35,655
The Williams Cos., Inc.	1,400	30,128
Whiting Petroleum Corp.*	900	90,396
		9,628,048
Paper & Forest Products (0.1%)
International Paper Co.	2,700	68,256
Personal Products (2.0%)
Avon Products, Inc.	900	27,405
The Estee Lauder Cos., Inc. Class A	24,200	1,722,314
		1,749,719
Pharmaceuticals (2.7%)
Abbott Laboratories	17,900	918,628
Allergan, Inc.	800	57,928
Bristol-Myers Squibb Co.	10,800	290,520
Eli Lilly & Co.	2,100	73,920
Johnson & Johnson	5,700	362,919
Merck & Co., Inc.	8,000	290,240
Mylan, Inc.*§	2,600	52,832
Pfizer, Inc.	16,900	294,060
		2,341,047
Real Estate Investment Trusts (0.3%)
AvalonBay Communities, Inc.	200	21,262
Boston Properties, Inc.	300	25,857
Cousins Properties, Inc.	1	7
Equity Residential	600	29,178
HCP, Inc.	700	25,207
Host Hotels & Resorts, Inc.	1,300	20,657
Public Storage	300	29,766
Simon Property Group, Inc.	700	67,214
Ventas, Inc.	400	21,424
Vornado Realty Trust	400	34,956
		275,528
Road & Rail (0.3%)
CSX Corp.	900	55,305
Norfolk Southern Corp.	900	55,341
Union Pacific Corp.	1,200	105,216
		215,862

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Schedule of Investments (continued)
October 31, 2010

	Number of Shares	Value
COMMON STOCKS
Semiconductors & Semiconductor Equipment (2.8%)
Altera Corp.§	27,800	$867,638
Analog Devices, Inc.	30,500	1,026,935
Applied Materials, Inc.	2,700	33,372
Broadcom Corp. Class A	1,000	40,740
First Solar, Inc.*§	400	55,072
Intel Corp.	11,700	234,819
LSI Corp.*	5,500	28,820
Microchip Technology, Inc.§	1,500	48,270
Texas Instruments, Inc.	2,400	70,968
		2,406,634
Software (6.1%)
Adobe Systems, Inc.*	1,300	36,595
Citrix Systems, Inc.*	400	25,628
Intuit, Inc.*	700	33,600
Microsoft Corp.	56,300	1,499,832
Oracle Corp.	120,600	3,545,640
Salesforce.com, Inc.*§	300	34,821
Symantec Corp.*	1,700	27,506
		5,203,622
Specialty Retail (1.2%)
Bed Bath & Beyond, Inc.*	600	26,340
Best Buy Co., Inc.	9,100	391,118
Home Depot, Inc.	3,700	114,256
J. Crew Group, Inc.*§	7,100	227,129
Lowe's Cos., Inc.	3,100	66,123
O'Reilly Automotive, Inc.*	400	23,400
Ross Stores, Inc.	1,000	58,990
Staples, Inc.	1,500	30,705
TJX Cos., Inc.	900	41,301
Williams-Sonoma, Inc.§	1,000	32,370
		1,011,732
Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	800	40,000
NIKE, Inc. Class B	800	65,152
		105,152
Tobacco (2.3%)
Altria Group, Inc.	4,300	109,306
Lorillard, Inc.	400	34,136
Philip Morris International, Inc.	30,200	1,766,700
Reynolds American, Inc.	400	25,960
		1,936,102
Wireless Telecommunication Services (0.2%)
American Tower Corp. Class A*	900	46,449
Sprint Nextel Corp.*	25,100	103,412
		149,861
TOTAL COMMON STOCKS (Cost $79,637,588)		84,877,739

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Schedule of Investments (continued)
October 31, 2010

	Number of Shares	Value
SHORT-TERM INVESTMENTS (5.9%)
State Street Navigator Prime Portfolio, 0.3475%§§	3,835,800	$3,835,800
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 11/01/10	$1,196	1,196,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,031,800)		5,031,800
TOTAL INVESTMENTS AT VALUE (105.4%) (Cost $84,669,388)		89,909,539
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.4%)		(4,580,913)
NET ASSETS (100.0%)		$85,328,626

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized seven-day yield at October 31, 2010.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Statement of Assets and Liabilities
October 31, 2010

Assets
Investments at value, including collateral for securities on loan of $3,835,800 (Cost $84,669,388) (Note 2)	$89,909,539[1]
Cash	14,672
Receivable for investments sold	481,689
Dividend and interest receivable	134,403
Receivable for fund shares sold	31,985
Prepaid expenses and other assets	37,023
Total Assets	90,609,311
Liabilities
Advisory fee payable (Note 3)	51,206
Administrative services fee payable (Note 3)	19,048
Shareholder servicing/Distribution fee payable (Note 3)	23,243
Payable upon return of securities loaned (Note 2)	3,835,800
Payable for investments purchased	1,135,615
Payable for fund shares redeemed	118,864
Trustees' fee payable	9,176
Other accrued expenses payable	87,733
Total Liabilities	5,280,685
Net Assets
Capital stock, $.001 par value (Note 6)	7,589
Paid-in capital (Note 6)	112,321,639
Accumulated net realized loss on investments	(32,240,753)
Net unrealized appreciation from investments	5,240,151
Net Assets	$85,328,626
Common Shares
Net assets	$12,701,904
Shares outstanding	1,117,023
Net asset value, offering price and redemption price per share	$11.37
A Shares
Net assets	$65,649,721
Shares outstanding	5,703,592
Net asset value and redemption price per share	$11.51
Maximum offering price per share (net asset value/(1-5.75%))	$12.21
B Shares
Net assets	$2,241,192
Shares outstanding	245,087
Net asset value and offering price per share	$9.14
C Shares
Net assets	$4,735,809
Shares outstanding	522,807
Net asset value and offering price per share	$9.06

1  Including $3,749,736 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Statement of Operations
For the Year Ended October 31, 2010

Investment Income (Note 2)
Dividends	$1,067,203
Interest	174
Securities lending	85,187
Total investment income	1,152,564
Expenses
Investment advisory fees (Note 3)	615,253
Administrative services fees (Note 3)	170,120
Shareholder servicing/Distribution fees (Note 3)
Common Class	34,937
Class A	160,841
Class B	27,086
Class C	68,733
Transfer agent fees (Note 3)	150,131
Custodian fees	82,357
Registration fees	63,379
Printing fees (Note 3)	54,855
Audit and tax fees	33,097
Legal fees	30,254
Trustees' fees	25,825
Insurance expense	8,076
Commitment fees (Note 4)	1,270
Miscellaneous expense	10,355
Total expenses	1,536,569
Less: fees waived (Note 3)	(102,359)
Net expenses	1,434,210
Net investment loss	(281,646)
Net Realized and Unrealized Gain from Investments
Net realized gain from investments	16,280,979
Net change in unrealized appreciation (depreciation) from investments	3,350,114
Net realized and unrealized gain from investments	19,631,093
Net increase in net assets resulting from operations	$19,349,447

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Statements of Changes in Net Assets

	For the Year Ended October 31, 2010	For the Year Ended October 31, 2009
From Operations
Net investment loss	$(281,646)	$(187,067)
Net realized gain (loss) from investments	16,280,979	(30,534,342)
Net change in unrealized appreciation (depreciation) from investments	3,350,114	27,015,590
Net increase (decrease) in net assets resulting from operations	19,349,447	(3,705,819)
From Distributions
Distributions from return of capital
Common Class shares	—	(9,406)
Class A shares	—	(44,485)
Class B shares	—	(507)
Class C shares	—	(838)
Net decrease in net assets resulting from distributions	—	(55,236)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	3,663,941	5,453,785
Reinvestment of dividends and distributions	—	51,416
Net asset value of shares redeemed	(21,704,642)[1]	(24,000,877)[2]
Net decrease in net assets from capital share transactions	(18,040,701)	(18,495,676)
Net increase (decrease) in net assets	1,308,746	(22,256,731)
Net Assets
Beginning of year	84,019,880	106,276,611
End of year	$85,328,626	$84,019,880
Undistributed net investment income	$0	$4,061

1  Net of $1,735 of redemption fees retained by the Fund.

2  Net of $11 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of year	$9.11	$9.21	$22.41	$24.33	$23.84
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.03)	(0.01)	0.01	(0.08)	0.11
Net gain (loss) on investments and futures contracts (both realized and unrealized)	2.29	(0.08)	(5.55)	2.16	2.85
Total from investment operations	2.26	(0.09)	(5.54)	2.08	2.96
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	(0.14)	—
Distributions from net realized gains	—	—	(7.66)	(3.86)	(2.47)
Distributions from return of capital	—	(0.01)	—	—	—
Total dividends and distributions	—	(0.01)	(7.66)	(4.00)	(2.47)
Net asset value, end of year	$11.37	$9.11	$9.21	$22.41	$24.33
Total return[3]	24.81%	(1.02)%	(34.47)%	9.58%	13.23%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$12,702	$14,325	$16,565	$57,452	$70,525
Ratio of expenses to average net assets	1.55%	1.55%	1.47%	1.34%	1.37%
Ratio of net investment income (loss) to average net assets	(0.25)%	(0.15)%	0.09%	(0.39)%	0.47%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.12%	0.30%	—	—	—
Portfolio turnover rate	322%	423%	195%	262%	67%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of year	$9.22	$9.32	$22.57	$24.44	$23.94
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.03)	(0.01)	0.01	(0.08)	0.12
Net gain (loss) on investments and futures contracts (both realized and unrealized)	2.32	(0.08)	(5.60)	2.18	2.85
Total from investment operations	2.29	(0.09)	(5.59)	2.10	2.97
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	(0.11)	—
Distributions from net realized gains	—	—	(7.66)	(3.86)	(2.47)
Distributions from return of capital	—	(0.01)	—	—	—
Total dividends and distributions	—	(0.01)	(7.66)	(3.97)	(2.47)
Net asset value, end of year	$11.51	$9.22	$9.32	$22.57	$24.44
Total return[3]	24.84%	(1.01)%	(34.44)%	9.61%	13.22%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$65,650	$60,426	$79,414	$169,076	$263,006
Ratio of expenses to average net assets	1.55%	1.55%	1.47%	1.35%	1.37%
Ratio of net investment income (loss) to average net assets	(0.24)%	(0.14)%	0.10%	(0.38)%	0.47%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.12%	0.30%	—	—	—
Portfolio turnover rate	322%	423%	195%	262%	67%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of year	$7.38	$7.51	$19.91	$22.07	$21.99
INVESTMENT OPERATIONS
Net investment loss[1]	(0.08)	(0.06)	(0.07)	(0.22)	(0.06)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	1.84	(0.07)	(4.67)	1.93	2.61
Total from investment operations	1.76	(0.13)	(4.74)	1.71	2.55
REDEMPTION FEES	0.00[2]	—	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	(0.01)	—
Distributions from net realized gains	—	—	(7.66)	(3.86)	(2.47)
Distributions from return of capital	—	(0.00)[3]	—	—	—
Total dividends and distributions	—	(0.00)[3]	(7.66)	(3.87)	(2.47)
Net asset value, end of year	$9.14	$7.38	$7.51	$19.91	$22.07
Total return[4]	23.85%	(1.72)%	(34.96)%	8.74%	12.41%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$2,241	$3,038	$3,981	$9,122	$12,465
Ratio of expenses to average net assets	2.30%	2.30%	2.23%	2.10%	2.12%
Ratio of net investment loss to average net assets	(1.01)%	(0.89)%	(0.65)%	(1.13)%	(0.28)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.13%	0.30%	—	—	—
Portfolio turnover rate	322%	423%	195%	262%	67%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2010	2009	2008	2007	2006
Per share data
Net asset value, beginning of year	$7.31	$7.44	$19.80	$21.97	$21.91
INVESTMENT OPERATIONS
Net investment loss[1]	(0.08)	(0.06)	(0.07)	(0.22)	(0.06)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	1.83	(0.07)	(4.63)	1.92	2.59
Total from investment operations	1.75	(0.13)	(4.70)	1.70	2.53
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	—	(0.01)	—
Distributions from net realized gains	—	—	(7.66)	(3.86)	(2.47)
Distributions from return of capital	—	(0.00)[3]	—	—	—
Total dividends and distributions	—	(0.00)[3]	(7.66)	(3.87)	(2.47)
Net asset value, end of year	$9.06	$7.31	$7.44	$19.80	$21.97
Total return[4]	23.94%	(1.73)%	(34.95)%	8.74%	12.36%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$4,736	$6,232	$6,318	$15,305	$16,028
Ratio of expenses to average net assets	2.30%	2.30%	2.23%	2.10%	2.12%
Ratio of net investment loss to average net assets	(0.99)%	(0.91)%	(0.66)%	(1.14)%	(0.28)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.12%	0.30%	—	—	—
Portfolio turnover rate	322%	423%	195%	262%	67%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend II Fund
Notes to Financial Statements
October 31, 2010

Note 1. Organization

Credit Suisse Large Cap Blend II Fund (the "Fund"), a portfolio of the Credit Suisse Capital Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-ended management investment company that seeks a high level of growth of capital. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on November 26, 1985. Effective May 3, 2010, the name of the Fund was changed from Small Cap Core Fund.

The Fund offers four classes of shares: Common Class shares, Class A shares, Class B shares and Class C shares. The Fund's Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares after 8 years. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Securities and other assets for which market quotations are not readily

Credit Suisse Large Cap Blend II Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 2. Significant Accounting Policies

available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is

Credit Suisse Large Cap Blend II Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 2. Significant Accounting Policies

purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$84,877,739	$—	$—	$84,877,739
Short-Term Investments	3,835,800	1,196,000	—	5,031,800
Other Financial Instruments*	—	—	—	—
	$88,713,539	$1,196,000	$—	$89,909,539

*Other financial instruments include futures, forwards and swap contracts.

Effective January 1, 2010, the Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the year ended October 31, 2010, there were no significant transfers in and out of Level 1 and Level 2.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Effective October 31, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report.

Credit Suisse Large Cap Blend II Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 2. Significant Accounting Policies

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State

Credit Suisse Large Cap Blend II Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 2. Significant Accounting Policies

Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2010, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $130,888, of which $24,509 was rebated to borrowers (brokers). The Fund retained $85,187 in income from the cash collateral investment, and SSB, as lending agent, was paid $21,192. Securities lending income is accrued as earned.

I) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at the lower of 0.70% or the following tiered fee:

Annual Rate
0.875% of first $100 million of average daily net assets
0.75% of next $100 million of average daily net assets
0.625% of average daily net assets over $200 million

For the year ended October 31, 2010, investment advisory fees earned and voluntarily waived were $615,253 and $102,359, respectively. Credit Suisse will not recapture from the Fund any fees it waived during the year ended

Credit Suisse Large Cap Blend II Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 3. Transactions with Affiliates and Related Parties

October 31, 2010. Effective January 1, 2011, Credit Suisse will waive fees and reimburse expenses so that the Fund's annual operating expenses will not exceed 1.30% of the Fund's average daily net assets for Common Class and Class A shares, and 2.05% of the Fund's average daily net assets for Class B and Class C shares. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended October 31, 2010, co-administrative services fees earned by CSAMSI were $79,104.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2010, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $91,016.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Common Class and Class A shares of the Fund, the fee is calculated at an annual rate of 0.25% of the average daily net assets. For the Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the year ended October 31, 2010, the Fund reimbursed Credit Suisse $17,645, which is included in the Fund's transfer agent expense.

For the year ended October 31, 2010, CSAMSI and its affiliates advised the Fund that it retained $4,991 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the year ended October 31, 2010, Merrill was paid $39,919 for its services by the Fund.

Credit Suisse Large Cap Blend II Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2010 and during the year ended October 31, 2010, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2010, purchases and sales of investment securities (excluding short-term investments) were $273,764,707 and $291,425,006, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Year Ended October 31, 2010		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	66,702	$702,862	119,702	$979,480
Shares issued in reinvestment of distributions	—	—	1,193	9,282
Shares redeemed	(522,050)	(5,414,762)	(346,795)	(2,867,227)
Net decrease	(455,348)	$(4,711,900)	(225,900)	$(1,878,465)

Credit Suisse Large Cap Blend II Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 6. Capital Share Transactions

	Class A
	For the Year Ended October 31, 2010		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	225,733	$2,383,289	425,464	$3,430,260
Shares issued in reinvestment of distributions	—	—	5,208	40,982
Shares redeemed	(1,074,115)	(11,397,451)	(2,401,105)	(19,377,580)
Net decrease	(848,382)	$(9,014,162)	(1,970,433)	$(15,906,338)
	Class B
	For the Year Ended October 31, 2010		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	8,176	$69,399	21,723	$142,940
Shares issued in reinvestment of distributions	—	—	71	453
Shares redeemed	(174,561)	(1,457,844)	(140,305)	(915,961)
Net decrease	(166,385)	$(1,388,445)	(118,511)	$(772,568)
	Class C
	For the Year Ended October 31, 2010		For the Year Ended October 31, 2009
	Shares	Value	Shares	Value
Shares sold	62,692	$508,391	132,977	$901,105
Shares issued in reinvestment of distributions	—	—	111	699
Shares redeemed	(392,153)	(3,434,585)	(130,072)	(840,109)
Net increase (decrease)	(329,461)	$(2,926,194)	3,016	$61,695

The Fund imposes a redemption fee of 2% of the value of all classes of shares currently being offered that are redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

Credit Suisse Large Cap Blend II Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 6. Capital Share Transactions

On October 31, 2010, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	3	48%
Class A	1	6%
Class B	1	29%
Class C	1	8%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of distributions paid during the years ended October 31, 2010 and 2009, respectively, by the Fund were as follows:

Return of Capital
2009
$55,236

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to wash sales. At October 31, 2010, the components of distributable earnings on a tax basis were as follows:

Accumulated realized loss	$(31,700,889)
Unrealized appreciation	4,700,287
$(27,000,602)

At October 31, 2010, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

Expires October 31,
2016	2017
$3,617,244	$28,083,645

During the tax year ended October 31, 2010, the Fund utilized $12,435,650 of the capital loss carryforwards.

Credit Suisse Large Cap Blend II Fund
Notes to Financial Statements (continued)
October 31, 2010

Note 7. Federal Income Taxes

It is uncertain whether the Fund will be able to realize the benefits of the capital loss carryforwards before they expire.

At October 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $85,209,252, $5,372,032, $(671,745) and $4,700,287, respectively.

At October 31, 2010, the Fund reclassified $277,585 to undistributed net investment income and $83,974 to accumulated net realized loss from paid in capital, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses and real estate investment trusts. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Large Cap Blend II Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Credit Suisse Large Cap Blend II Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Large Cap Blend II Fund (the "Fund", formerly Credit Suisse Small Cap Core Fund), a portfolio of Credit Suisse Capital Funds, at October 31, 2010, the results of its operations for the year then ended and the changes in its net assets and financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 22, 2010

Credit Suisse Large Cap Blend II Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Trustee, Audit Committee Chairman and Nominating Committee Member	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	9	Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of Starcomms PLC., (telecommunications company); Director of Mirae Asset Discovery Funds; Director of The Adams Express Company, Petroleum and Resources Corporation, Aberdeen Chile Fund, Inc., Aberdeen Indonesia Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Latin America Equity Fund, Inc. and Aberdeen Emerging Markets Telecommunications Fund, Inc. (each a closed-end investment company).

Jeffrey E. Garten Box 208200 New Haven, Connecticut 06520-8200 (1946)	Trustee, Audit and Nominating Committee Member	Since 2001	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	7	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1 Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Large Cap Blend II Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Peter F. Krogh c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1937)	Trustee, Audit and Nominating Committee Member	Since 2001	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	7	None

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Audit Committee Member and Nominating Committee Chairman	Trustee since 2001 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	9	Director of iCAD, Inc. (a surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company); Director of Aberdeen Chile Fund, Inc., Aberdeen Indonesia Fund, Inc., Aberdeen Israel Fund, Inc., Aberdeen Latin America Equity Fund, Inc. and Aberdeen Emerging Markets Telecommunications Fund, Inc. (each a closed-end investment company).

Credit Suisse Large Cap Blend II Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers**

John G. Popp Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1956)	Chief Executive Officer and President	Since 2010	Managing Director of Credit Suisse; Group Manager and Senior Portfolio Manager for Performing Credit Strategies; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Managing Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

Roger Machlis Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Legal Officer	Since 2010	Managing Director and General Counsel for Credit Suisse; Associated with Credit Suisse Group AG since 1997; Officer of other Credit Suisse Funds.

Cecilia Chau Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1973)	Treasurer	Since 2008	Vice President of Credit Suisse since 2009; Assistant Vice President of Credit Suisse from June 2007 to December 2008; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

Karen Regan Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds

** The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

Credit Suisse Large Cap Blend II Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  USEQVAL-AR-1010

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2010. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2010.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Enrique R. Arzac and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2009 and October 31, 2010.

	2009	2010
Audit Fees	$60,000	$30,000
Audit-Related Fees(1)	$6,800	$3,400
Tax Fees(2)	$5,600	$2,800
All Other Fees	—	—
Total	$72,400	$36,200

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($6,800 for 2009 and $3,400 for 2010).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2009 and October 31, 2010.

1

	2009	2010
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2009	2010
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

2

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2009 and October 31, 2010:

	2009	2010
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2009 and October 31, 2010 were $12,400 and $6,200, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

3

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CAPITAL FUNDS

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer
Date: January 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer
Date: January 4, 2011

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: January 4, 2011

5